UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (95.7%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.7%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.01s, 10/1/38	VMIG1	$500,000	$500,000

			500,000
Guam (1.4%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	841,598

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	166,322

			1,007,920
Michigan (91.1%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	170,000	175,200

Bay City, School Dist. G.O. Bonds, Q-SBLF, 5s, 11/1/28	AA-	500,000	568,400

Berkley, School Dist. G.O. Bonds (School Bldg. & Site), Q-SBLF, 5s, 5/1/31	AA-	250,000	284,680

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5s, 5/1/39	AA-	1,000,000	1,106,470
5s, 5/1/29	AA-	415,000	474,474

Central MI U. Rev. Bonds, 5s, 10/1/34	Aa3	500,000	568,295

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/30	Aa1	330,000	375,913

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	AA-	1,315,000	1,314,987

Detroit, Swr. Disp. Rev. Bonds (Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	AA-	1,075,000	1,082,127

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	600,000	649,206

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23 (Prerefunded 5/1/16)	Aa1	1,000,000	1,031,560

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa1	800,000	879,152

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	150,000	170,015

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds, BAM
5 3/8s, 11/1/38	AA	500,000	551,195
5 1/4s, 2/1/40	AA	200,000	223,262

Grand Rapids, Rev. Bonds (Sanitation Swr. Syst.)
5s, 1/1/37	Aa1	300,000	336,051
5s, 1/1/35	Aa1	1,000,000	1,136,110

Grand Valley, Rev. Bonds (MI State U.), U.S. Govt. Coll., 5 3/4s, 12/1/34 (Prerefunded 12/1/16)	A+	500,000	532,910

Grand Valley, State U. Rev. Bonds, Ser. B
5s, 12/1/29	A+	410,000	466,875
5s, 12/1/28	A+	250,000	287,265

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AA	1,000,000	1,116,930

Holland, School Dist. G.O. Bonds, AGM, 5s, 5/1/29	AA	1,000,000	1,155,640

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA	2,000,000	2,173,960

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2	250,000	282,518

Kent Cnty., G.O. Bonds
5s, 1/1/28	Aaa	400,000	474,676
5s, 1/1/27	Aaa	400,000	476,856

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	368,396

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA	500,000	527,330

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,114,660

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5s, 5/1/36	AA	500,000	547,535

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa1	1,000,000	1,071,230

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	Baa1	1,000,000	1,058,530
(Kalamazoo College), U.S. Govt. Coll., 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	547,085

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	569,780

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	769,944

MI State G.O. Bonds (Env. Program), Ser. A, 5s, 12/1/27(FWC)	Aa1	250,000	302,745

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38 (Prerefunded 10/15/18)	Aa2	2,000,000	2,269,076
FGIC, NATL, zero %, 10/15/22 (Prerefunded 10/15/16)	Aa2	1,500,000	1,100,220

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages ), 5 1/4s, 11/15/35	BB+/F	250,000	249,055
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5s, 7/1/34	A-	500,000	536,470
Ser. H-1, 5s, 10/1/30	AA-	500,000	569,560
(Mid-MI. Hlth.), 5s, 6/1/30	A1	500,000	554,860
Ser. 25-A, 5s, 11/1/22	Aa3	125,000	139,589
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	519,200
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa3	1,000,000	1,053,820
(Local Govt. Loan Program), Ser. F1, 4 1/2s, 10/1/29	A	200,000	202,974

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,175,760
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	1,500,000	1,538,160
(Sparrow Hlth. Oblig. Group), 5s, 11/15/31	A1	290,000	310,375
(Sparrow Hlth. Oblig. Group), U.S. Govt Coll., 5s, 11/15/31 (Prerefunded 11/15/17)	AAA/P	710,000	777,514
(Ascension Hlth.), Ser. B, 5s, 11/15/25	AA+	1,000,000	1,139,740

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4 5/8s, 10/1/39	AA	225,000	230,265
(Rental Hsg.), Ser. A, 4.45s, 10/1/34	AA	100,000	101,833
3.95s, 12/1/40	AA+	500,000	485,185
(Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,050,882

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5 3/4s, 11/15/33	BBB+/F	500,000	521,270
(Worthington Armstrong Venture), 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,596,520
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA	1,500,000	1,686,750

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	1,500,000	1,871,250
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	415,840
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	Aa3	750,000	878,820

MI State Trunk Line Fund Rev. Bonds, 5s, 11/15/20	AA+	500,000	586,670

MI State U. Rev. Bonds
Ser. A, 5s, 8/15/38	Aa1	500,000	560,115
Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,115,680

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	250,000	218,208

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	AA-	500,000	515,720

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA	1,000,000	1,098,560

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	625,584

Oakland U. Rev. Bonds
5s, 3/1/37	A1	500,000	546,270
Ser. A, 5s, 3/1/33	A1	500,000	552,185
5s, 3/1/32	A1	130,000	145,539

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	1,058,760

Roseville, School Dist. G.O. Bonds
Q-SBLF, 5s, 5/1/31	AA-	250,000	284,680
(School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/16)	Aa1	1,000,000	1,031,220

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,091,110

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5s, 5/1/29	AA	575,000	648,094

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	411,012

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/32	Aa1	250,000	284,200

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/28	AA	500,000	573,845

U. of MI Rev. Bonds, Ser. A, 5s, 4/1/39	Aaa	500,000	569,045

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	AA-	1,000,000	1,074,410
Ser. C, 5s, 12/1/22	A2	1,000,000	1,152,940

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AA	750,000	842,970

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5s, 5/1/35	Aa2	150,000	166,443

Western MI U. Rev. Bonds
5 1/4s, 11/15/40	A1	500,000	551,585
5 1/4s, 11/15/30	A1	200,000	230,446
5s, 11/15/31	A1	150,000	168,690

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA	250,000	262,663

			64,113,594
Puerto Rico (0.9%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Caa3	210,000	134,138

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	CCC-	220,000	84,700
Ser. C, 5 3/8s, 8/1/36	CCC-	285,000	109,725
Ser. C, 5 1/4s, 8/1/41	CCC-	270,000	103,275
Ser. C, 5s, 8/1/46	Caa3	345,000	214,763

			646,601
Texas (0.7%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	500,000	500,000

			500,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	422,203
5s, 10/1/25	Baa2	200,000	222,488

			644,691
TOTAL INVESTMENTS

Total investments (cost $63,443,618)(b)			$67,412,806

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $70,409,646.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $63,434,345, resulting in gross unrealized appreciation and depreciation of $4,572,254 and $593,793, respectively, or net unrealized appreciation of $3,978,461.
(FWC)	Forward commitment, in part or in entirety.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Prerefunded	17.1%
	Local debt	16.1
	Health care	15.8
	Education	14.0
	Utilities	13.2
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	14.5%
	Q-SBLF	11.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$67,412,806	$—

Totals by level	$—	$67,412,806	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015